Financial Instruments - Impairment Losses on Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Impairment loss on financial assets, net	₩ 265,914	₩ 34,615
Bad debt expenses (reversal) [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	(17,785)	24,791
Others [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	291,340	14,968
Less: Recovery of allowance for other bad debt accounts	₩ (7,641)	₩ (5,144)